Capitalized Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Capitalized Interest [Abstract]
Capitalized Interest
12.	Interest Expense

The following table is a summary of the Company’s consolidated interest expense and the amounts capitalized (in thousands):

	For the Three Months Ended, September 30,		For the Nine Months Ended, September 30,
	2011	2010	2011	2010
		As Revised		As Revised
		(Note 1)		(Note 1)
Real Estate and Other:
Interest incurred on borrowings	$15,228	20,730	49,661	61,237
Interest capitalized	(27)	(42)	(57)	(227)

	15,201	20,688	49,604	61,010

Financial Services:
Interest on deposits	3,174	4,874	11,516	17,951
Interest on advances from FHLB	—	106	153	1,065
Interest on short term borrowings	—	8	9	23
Interest on subordinated debentures	4,158	4,138	12,308	11,882

	7,332	9,126	23,986	30,921

Total interest expense	$22,533	29,814	73,590	91,931

15.	Capitalized Interest

The following table is a summary of the Company’s consolidated interest expense and the amounts capitalized (in thousands):

	For the Year Ended December 31,
	2010	2009	2008
	As Adjusted	As Adjusted
	(Note 1)	(Note 1)
Real Estate and Other:
Interest incurred on borrowings	$80,991	20,464	18,283
Interest capitalized	(239)	(3,058)	(9,852)

	80,752	17,406	8,431

Financial Services:
Interest on deposits	22,511	41,884	64,263
Interest on advances from FHLB	1,209	16,523	50,942
Interest on short term borrowings	30	209	2,485
Interest on subordinated debentures	15,915	16,236	22,812

	39,665	74,852	140,502

Total interest expense	$120,417	92,258	148,933